UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Credit Strategies Income Fund (JQC)
April 30, 2015

Principal
Amount (000)	Description (1)	Coupon (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 140.8% (93.9% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 108.3% (72.2% of Total Investments) (2)
	Aerospace & Defense - 0.3% (0.2% of Total Investments)
$ 4,539	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$ 4,594,790
	Airlines - 1.9% (1.3% of Total Investments)
7,369	American Airlines, Inc., Term Loan	3.750%	6/27/19	BB	7,410,199
16,617	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB-	16,656,069
2,171	Delta Air Lines, Inc., Term Loan B	3.250%	4/20/17	BBB-	2,175,748
26,157	Total Airlines				26,242,016
	Automobiles - 1.0% (0.6% of Total Investments)
3,563	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BB+	3,573,659
7,795	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	7,820,790
2,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	2,007,916
13,358	Total Automobiles				13,402,365
	Chemicals - 4.2% (2.8% of Total Investments)
13,393	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	13,433,848
2,426	Ineos US Finance LLC, First Lien Term Loan B	4.250%	3/12/22	BB-	2,443,269
34,878	Univar, Inc., Term Loan	5.000%	6/30/17	B+	35,063,555
7,500	US Coatings Acquisition, Term Loan B	3.750%	2/01/20	Ba3	7,531,211
58,197	Total Chemicals				58,471,883
	Commercial Services & Supplies - 2.8% (1.9% of Total Investments)
9,692	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	9,687,121
35,037	Millennium Laboratories, Inc., Tranche B, Term Loan, (DD1)	5.250%	4/16/21	B+	28,993,021
44,729	Total Commercial Services & Supplies				38,680,142
	Communications Equipment - 1.4% (1.0% of Total Investments)
4,985	Avaya, Inc., Term Loan B3	4.681%	10/26/17	B1	4,972,204
14,858	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	BB-	14,900,997
19,843	Total Communications Equipment				19,873,201
	Consumer Finance - 1.3% (0.9% of Total Investments)
15,000	First Data Corporation, Second New Dollar, Term Loan	3.682%	3/24/17	BB-	15,046,875
3,500	First Data Corporation, Term Loan	3.682%	3/23/18	BB-	3,511,876
18,500	Total Consumer Finance				18,558,751
	Containers & Packaging - 1.3% (0.9% of Total Investments)
17,641	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.500%	12/01/18	B+	17,829,863
	Diversified Consumer Services - 4.5% (3.0% of Total Investments)
10,244	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	10,326,324
29,094	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB-	29,236,258
6,108	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	5,940,451
17,274	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	17,344,015
62,720	Total Diversified Consumer Services				62,847,048
	Diversified Telecommunication Services - 4.8% (3.2% of Total Investments)
2,279	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	2,281,572
9,000	Level 3 Financing, Inc., Term Loan B, First Lien	4.500%	1/31/22	BB	9,051,561
20,579	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	20,714,140
12,943	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB-	12,971,312
8,340	Ziggo N.V., Term Loan B2	3.500%	1/15/22	BB-	8,358,958
13,717	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	BB-	13,747,501
66,858	Total Diversified Telecommunication Services				67,125,044
	Energy Equipment & Services - 0.7% (0.4% of Total Investments)
6,056	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	4,923,656
6,371	Vantage Drilling Company, Term Loan B	5.750%	3/28/19	B-	4,236,918
12,427	Total Energy Equipment & Services				9,160,574
	Food & Staples Retailing - 4.7% (3.1% of Total Investments)
13,365	Albertson’s LLC, Term Loan B2	5.375%	3/21/19	BB-	13,488,535
29,000	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB-	29,348,406
12,838	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	12,924,756
7,500	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	7,593,750
1,958	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB-	1,968,567
64,661	Total Food & Staples Retailing				65,324,014
	Food Products - 5.6% (3.7% of Total Investments)
21,816	H.J Heinz Company, Term Loan B2	3.250%	6/05/20	BB+	21,866,089
12,000	Jacobs Douwe Egberts, Term Loan B	3.500%	7/23/21	BB	12,000,000
1,358	NPC International, Inc., Term Loan B	4.000%	12/28/18	B1	1,355,171
42,407	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	42,610,472
77,581	Total Food Products				77,831,732
	Health Care Equipment & Supplies - 5.0% (3.3% of Total Investments)
15,631	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB-	15,760,936
9,644	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	9,750,247
11,672	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	11,715,486
32,260	United Surgical Partners International, Inc., Incremental Term Loan	4.750%	4/03/19	B1	32,391,037
69,207	Total Health Care Equipment & Supplies				69,617,706
	Health Care Providers & Services - 3.7% (2.5% of Total Investments)
21,543	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	21,697,893
440	Community Health Systems, Inc., Term Loan F	3.434%	12/31/18	BB	442,752
20,577	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	20,877,476
366	HCA, Inc., Tranche B5, Term Loan	2.934%	3/31/17	BBB-	366,721
8,360	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	8,404,118
51,286	Total Health Care Providers & Services				51,788,960
	Hotels, Restaurants & Leisure - 6.0% (4.0% of Total Investments)
37,502	Burger King Corporation, Term Loan B, First Lien, (DD1)	4.500%	12/10/21	B+	38,001,665
1,781	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB-	1,795,096
6,770	Landry’s Restaurants, Inc., Term Loan B	4.000%	4/24/18	BB-	6,810,776
3,407	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	3,412,901
7,481	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB-	7,565,930
8,888	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB-	8,987,484
16,403	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	16,530,871
82,232	Total Hotels, Restaurants & Leisure				83,104,723
	Household Durables - 0.9% (0.6% of Total Investments)
12,368	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	12,463,871
	Insurance - 1.4% (0.9% of Total Investments)
10,836	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	B1	10,817,487
7,821	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	7,845,340
18,657	Total Insurance				18,662,827
	Internet & Catalog Retail - 2.2% (1.5% of Total Investments)
29,945	Travelport LLC, Term Loan B, First Lien, (DD1)	5.750%	9/02/21	B	30,293,590
	Internet Software & Services - 3.4% (2.3% of Total Investments)
36,766	Sabre Inc., Term Loan	4.000%	2/18/19	Ba3	37,011,293
10,000	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	10,118,690
46,766	Total Internet Software & Services				47,129,983
	IT Services - 0.4% (0.3% of Total Investments)
5,762	Zayo Group LLC, Term Loan B	4.000%	7/02/19	Ba3	5,774,333
	Leisure Products - 0.6% (0.4% of Total Investments)
7,543	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	BB-	7,594,714
	Machinery - 0.4% (0.3% of Total Investments)
5,910	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	5,939,000
	Media - 10.3% (6.9% of Total Investments)
7,382	Acquisitions Cogeco Cable II L.P., Term Loan B	3.250%	11/30/19	BB	7,384,829
3,632	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	3,649,625
2,950	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	2,968,744
560	Charter Communications Operating Holdings LLC, Term Loan F	3.000%	1/03/21	Baa3	559,495
1,235	Clear Channel Communications, Inc., Tranche D, Term Loan	6.934%	1/30/19	CCC+	1,185,039
1,358	Clear Channel Communications, Inc., Term Loan E	7.684%	7/30/19	CCC+	1,321,084
33,846	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	33,432,045
29,667	EMI Music Publishing LLC, Term Loan B	3.750%	6/29/18	BB-	29,774,980
19,116	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	19,267,932
6,632	Springer Science & Business Media GmbH, First Lien Term Loan B, (WI/DD)	TBD	TBD	N/R	6,671,720
32,143	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	32,343,470
4,290	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	4,296,903
142,811	Total Media				142,855,866
	Multiline Retail - 1.3% (0.9% of Total Investments)
12,000	Dollar Tree, Inc., Initial Term Loan B, First Lien	4.250%	3/09/22	BB+	12,171,528
5,850	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	5,884,737
17,850	Total Multiline Retail				18,056,265
	Oil, Gas & Consumable Fuels - 0.8% (0.5% of Total Investments)
3,820	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B2	3,724,038
8,778	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	6,868,571
12,598	Total Oil, Gas & Consumable Fuels				10,592,609
	Pharmaceuticals - 6.5% (4.3% of Total Investments)
36,386	Pharmaceutical Product Development, Inc., Term Loan B, First Lien, (DD1)	4.000%	12/01/18	Ba2	36,607,748
27,404	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB+	27,506,333
4,900	Valeant Pharmaceuticals International, Inc., First Lien Term Loan BF1	4.000%	4/01/22	BB+	4,940,121
12,712	Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	BB+	12,762,240
7,234	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan C2	3.500%	12/11/19	Ba1	7,264,162
1,279	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.500%	2/13/19	Ba1	1,285,086
89,915	Total Pharmaceuticals				90,365,690
	Professional Services - 0.1% (0.0% of Total Investments)
932	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	932,399
	Real Estate Investment Trust - 5.1% (3.4% of Total Investments)
22,500	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/16/22	BB	22,500,000
25,836	iStar Financial, Inc., Term Loan, Tranche A2, First Lien	7.000%	3/19/17	Ba3	26,481,546
17,181	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	17,264,492
4,329	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	4,158,900
69,846	Total Real Estate Investment Trust				70,404,938
	Real Estate Management & Development - 1.6% (1.0% of Total Investments)
21,598	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	21,754,195
	Semiconductors & Semiconductor Equipment - 4.9% (3.3% of Total Investments)
32,814	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	33,011,276
35,282	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	35,458,372
68,096	Total Semiconductors & Semiconductor Equipment				68,469,648
	Software - 14.0% (9.3% of Total Investments)
6,149	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	6,179,065
38,110	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	37,515,625
10,805	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	10,609,140
28,453	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	BB-	28,595,404
16,980	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	17,064,844
24,642	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	24,620,702
18,169	Kronos Incorporated, Initial Term Loan, Second Lien	9.750%	4/30/20	CCC	18,771,191
9,132	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB-	9,186,983
1,650	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB-	1,655,499
15,000	Misys PLC, Term Loan, Second Lien	12.000%	6/12/19	CCC+	16,350,000
4,794	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	4,831,004
10,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/27/17	CCC+	10,095,830
8,772	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	8,892,228
192,656	Total Software				194,367,515
	Specialty Retail - 1.9% (1.3% of Total Investments)
7,780	Burlington Coat Factory Warehouse Corporation, Term Loan B3	4.250%	8/13/21	BB-	7,838,350
1,665	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,665,070
2,863	Michaels Stores, Inc. Term Loan, First Lien	3.750%	1/28/20	BB-	2,875,935
11,700	Petsmart Inc., Term Loan B, First Lien, (DD1)	5.000%	3/11/22	BB-	11,859,413
2,400	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	2,412,833
26,408	Total Specialty Retail				26,651,601
	Technology Hardware, Storage & Peripherals - 1.9% (1.2% of Total Investments)
25,675	Dell, Inc., Term Loan B	4.500%	4/29/20	BBB	25,806,944
	Trading Companies & Distributors - 1.4% (1.0% of Total Investments)
19,765	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	19,868,889
$ 1,505,037	Total Variable Rate Senior Loan Interests (cost $1,497,092,423)				1,502,437,689

Shares	Description (1)				Value
	COMMON STOCKS – 0.8% (0.6% of Total Investments)
	Automobiles - 0.0% (0.0% of Total Investments)
598	Tata Motors Limited				$ 24,632
	Diversified Consumer Services - 0.7% (0.5% of Total Investments)
403,318	Cengage Learning Holdings II LP, (5), (6)				10,284,608
	Media - 0.1% (0.1% of Total Investments)
2,174	Cumulus Media, Inc., (5)				4,957
22,352	Tribune Company				1,253,277
17,987	Tribune Company, (7)				–
5,588	Tribune Publishing Company				98,181
	Total Media				1,356,415
	Total Common Stocks (cost $14,312,859)				11,665,655

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 30.9% (20.6% of Total Investments)
	Chemicals - 0.5% (0.3% of Total Investments)
$ 7,500	Hexion Inc.	6.625%	4/15/20	B3	$ 7,012,500
	Commercial Services & Supplies - 0.3% (0.2% of Total Investments)
3,900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B-	3,997,500
	Communications Equipment - 2.0% (1.3% of Total Investments)
19,000	Avaya Inc., 144A	7.000%	4/01/19	B1	19,095,000
10,000	Avaya Inc., 144A	10.500%	3/01/21	CCC+	8,800,000
29,000	Total Communications Equipment				27,895,000
	Diversified Financial Services - 0.2% (0.1% of Total Investments)
2,015	Argos Merger Sub Inc., 144A	7.125%	3/15/23	B-	2,115,750
	Diversified Telecommunication Services - 3.8% (2.5% of Total Investments)
11,800	IntelSat Limited	7.750%	6/01/21	CCC+	10,841,250
23,355	IntelSat Limited	8.125%	6/01/23	CCC+	21,377,065
19,350	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	20,780,933
54,505	Total Diversified Telecommunication Services				52,999,248
	Electronic Equipment, Instruments & Components - 1.1% (0.8% of Total Investments)
14,500	Zebra Technologies Corporation, 144A	7.250%	10/15/22	B	15,660,000
	Food & Staples Retailing - 0.4% (0.3% of Total Investments)
5,000	Rite Aid Corporation, 144A	6.125%	4/01/23	B	5,181,250
	Health Care Equipment & Supplies - 2.0% (1.3% of Total Investments)
25,460	Tenet Healthcare Corporation	8.125%	4/01/22	B3	27,783,225
	Health Care Providers & Services - 1.5% (1.0% of Total Investments)
10,000	Community Health Systems, Inc.	6.875%	2/01/22	B+	10,612,500
9,500	DJO Finco Inc / DJO Finance LLC / DJO Finance Corporation, (WI/DD), 144A	8.125%	6/15/21	CCC+	9,642,500
19,500	Total Health Care Providers & Services				20,255,000
	Hotels, Restaurants & Leisure - 1.8% (1.2% of Total Investments)
2,000	MGM Resorts International Inc.	7.750%	3/15/22	BB	2,245,000
4,250	Scientific Games Corporation, 144A	7.000%	1/01/22	BB-	4,430,625
20,000	Scientific Games Corporation, 144A	10.000%	12/01/22	B	18,550,000
26,250	Total Hotels, Restaurants & Leisure				25,225,625
	Media - 4.0% (2.7% of Total Investments)
2,500	Affinion Investments LLC	13.500%	8/15/18	CCC-	1,381,250
10,609	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	10,489,649
39,809	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	31,946,808
300	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	287,625
10,000	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	11,075,000
63,218	Total Media				55,180,332
	Multiline Retail - 0.6% (0.4% of Total Investments)
7,375	Family Tree Escrow LLC, 144A	5.750%	3/01/23	Ba3	7,743,750
	Pharmaceuticals - 1.7% (1.2% of Total Investments)
5,350	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	2/01/25	B+	5,487,094
14,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	14,315,000
2,060	VRX Escrow Corp., 144A	5.875%	5/15/23	B1	2,114,075
2,060	VRX Escrow Corp., 144A	6.125%	4/15/25	B1	2,125,663
23,470	Total Pharmaceuticals				24,041,832
	Real Estate Management & Development - 0.7% (0.5% of Total Investments)
9,950	Communications Sales & Leasing Inc., 144A	8.250%	10/15/23	BB	10,211,188
	Semiconductors & Semiconductor Equipment - 0.8% (0.5% of Total Investments)
14,000	Advanced Micro Devices, Inc.	7.000%	7/01/24	B-	10,885,000
	Software - 1.1% (0.7% of Total Investments)
7,500	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC	7,650,000
5,000	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	4,587,500
3,000	Infor Us Inc.	11.500%	7/15/18	B-	3,243,750
15,500	Total Software				15,481,250
	Specialty Retail - 1.2% (0.8% of Total Investments)
7,000	99 Cents Only Stores	11.000%	12/15/19	Caa1	7,315,000
9,500	Claires Stores, Inc., 144A	9.000%	3/15/19	B3	8,479,700
1,200	Claires Stores, Inc.	10.500%	6/01/17	CC	852,000
17,700	Total Specialty Retail				16,646,700
	Trading Companies & Distributors - 1.3% (0.8% of Total Investments)
14,650	HD Supply Inc.	11.500%	7/15/20	CCC+	17,140,500
	Wireless Telecommunication Services - 5.9% (4.0% of Total Investments)
8,000	Altice Financing SA, 144A	6.625%	2/15/23	BB-	8,240,000
10,000	Frontier Communications Corporation	6.250%	9/15/21	BB	9,925,000
2,500	Sprint Corporation	7.250%	9/15/21	B+	2,509,375
44,000	Sprint Corporation	7.875%	9/15/23	B+	44,164,999
5,000	T-Mobile USA Inc.	6.250%	4/01/21	BB	5,225,000
12,000	T-Mobile USA Inc.	6.375%	3/01/25	BB	12,323,880
81,500	Total Wireless Telecommunication Services				82,388,254
$ 434,993	Total Corporate Bonds (cost $432,622,477)				427,843,904

Shares	Description (1)	Coupon	Maturity		Value
	STRUCTURED NOTES – 0.8% (0.5% of Total Investments)
590	JPMorgan Chase & Company	8.470%	2/23/16		$ 11,257,200
	Total Structured Notes (cost $9,996,370)				11,257,200
	Total Long-Term Investments (cost $1,954,024,129)				1,953,204,448

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 9.1% (6.1% of Total Investments)
	REPURCHASE AGREEMENTS - 9.1% (6.1% of Total Investments)
$ 126,406	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $126,406,164, collateralized by $129,260,000 U.S. Treasury Bonds, 1.375%, due 4/30/20, value $128,936,850	0.000%	5/01/15		$ 126,406,164
	Total Short-Term Investments (cost $126,406,164)				126,406,164
	Total Investments (cost $2,080,430,293) – 149.9%				2,079,610,612
	Reverse Repurchase Agreements – (11.5)%				(160,100,360)
	Borrowings – (38.2)% (8), (9)				(530,000,000)
	Other Assets Less Liabilities - (0.2)%				(2,372,437)
	Net Assets Applicable to Common Shares - 100%				$ 1,387,137,815

	Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2		Level 3	Total
	Long-Term Investments:
	Variable Rate Senior Loan Interests	$–	$1,502,437,689	$–	* $1,502,437,689
	Common Stocks	1,381,047	10,284,608	–	11,665,655
	Corporate Bonds	–	427,843,904	–	427,843,904
	Structured Notes	–	11,257,200	–	11,257,200
	Short-Term Investments:
	Repurchase Agreements	–	126,406,164	–	126,406,164
	Total	$1,381,047	$2,078,229,565	$–	* $2,079,610,612

	* Value equals zero as of the end of the reporting period.

	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments was $2,082,363,926.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2015, were as follows:

	Gross unrealized:
	Appreciation				$27,930,066
	Depreciation				(30,683,380)

	Net unrealized appreciation (depreciation) of investments				$(2,753,314)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Borrowings as a percentage of Total Investments is 25.5%.

(9)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2015